FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the end	$ 16,129,166
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning	17,508,332	$ 17,773,332
Initial measurement on February 8, 2021			$ 16,571,666
Change in valuation inputs or other assumptions	(1,379,166)	(265,000)	1,201,666
Fair value at the end	16,129,166	17,508,332	17,773,332
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning	11,308,333	11,883,333
Initial measurement on February 8, 2021			10,733,333
Change in valuation inputs or other assumptions	(862,500)	(575,000)	1,150,000
Fair value at the end	10,445,833	11,308,333	11,883,333
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning	6,199,999	5,889,999
Initial measurement on February 8, 2021			5,838,333
Change in valuation inputs or other assumptions	(516,666)	310,000	51,666
Fair value at the end	$ 5,683,333	$ 6,199,999	$ 5,889,999